UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response........5.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21374

PIMCO Income Strategy Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna 1345 Avenue of the Americas, New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2010

Date of reporting period:	April 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Income Strategy Fund Schedule of Investments

April 30, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—56.8%
Airlines—6.6%
$900	American Airlines, Inc., 10.50%, 10/15/12 (a)(d)	B2/B	$968,625
	American Airlines Pass Through Trust,
4,319	9.73%, 9/29/14	Caa2/CCC+	3,822,507
4,166	10.18%, 1/2/13	Caa1/CCC+	4,114,490
15,690	United Air Lines Pass Through Trust, 10.40%, 5/1/18	Ba1/BBB	17,023,470
			25,929,092

Banking—10.1%
2,600	AgFirst Farm Credit Bank, 7.30%, 6/1/10 (a)(b)(d)(h)(k)
	(acquisition cost-$2,225,000; purchased 2/26/10-4/15/10)	NR/A	2,335,679
	Allied Irish Banks PLC,
300	10.75%, 3/29/17	A2/BBB+	318,630
€2,000	10.75%, 3/29/17	A2/BBB+	2,880,020
£591	11.50%, 3/29/22	A2/BBB+	995,076
	Barclays Bank PLC (h),
$1,200	7.375%, 12/15/11 (a)(d)	Baa2/A-	1,176,000
1,885	7.434%, 12/15/17 (a)(d)	Baa2/A-	1,866,150
£7,800	14.00%, 6/15/19	Baa2/A-	15,998,359
$3,300	BBVA Bancomer S.A., 7.25%, 4/22/20 (a)(d)	A3/NR	3,365,159
1,000	Den Norske Bank ASA, 7.729%, 6/29/11 (a)(d)(h)(j)	Baa3/BBB+	1,011,097
600	HBOS PLC, 6.75%, 5/21/18 (a)(d)	Ba1/BBB-	575,383
3,625	HSBC Capital Funding L.P., 9.547%, 6/30/10 (a)(d)(h)	A3/A-	3,670,312
4,400	Rabobank Nederland NV, 11.00%, 6/30/19 (a)(d)(h)	A2/AA-	5,654,000
			39,845,865

Financial Services—31.0%
	American General Finance Corp., FRN,
3,900	0.507%, 12/15/11	B2/B	3,512,878
775	0.53%, 8/17/11	B2/B	712,908
£1,700	BAC Capital Trust VII, 5.25%, 8/10/35	Baa3/BB	1,906,043
$4,900	Bank of America Corp., 8.125%, 5/15/18 (h)	Ba3/BB	4,938,808
1,400	Capital One Capital VI, 8.875%, 5/15/40	Baa3/BB	1,565,304
	CIT Group, Inc.,
3,032	7.00%, 5/1/13	NR/NR	3,005,024
947	7.00%, 5/1/14	NR/NR	916,537
1,157	7.00%, 5/1/15	NR/NR	1,105,999
1,579	7.00%, 5/1/16	NR/NR	1,505,854
2,210	7.00%, 5/1/17	NR/NR	2,108,194
100	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Ba1/BB-	100,500
2,500	Credit Agricole S.A., 6.637%, 5/31/17 (a)(d)(h)	A3/A-	2,131,250
	Ford Motor Credit Co. LLC,
10,250	3.048%, 1/13/12, FRN	B1/B-	9,968,125
2,200	7.25%, 10/25/11	B1/B-	2,273,121
	GMAC, Inc.,
304	5.90%, 1/15/19	B3/B	248,181
111	5.90%, 10/15/19	B3/B	89,839
500	6.00%, 12/15/11	B3/B	501,578
55	6.00%, 2/15/19	B3/B	45,117
40	6.00%, 3/15/19	B3/B	32,889
325	6.00%, 9/15/19	B3/B	265,693
95	6.05%, 8/15/19	B3/B	77,838
25	6.25%, 1/15/19	B3/B	20,903
120	6.30%, 8/15/19	B3/B	100,425

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$265	6.35%, 2/15/16	B3/B	$233,522
55	6.35%, 4/15/16	B3/B	48,407
216	6.40%, 3/15/16	B3/B	190,806
100	6.40%, 11/15/19	B3/B	84,165
54	6.50%, 2/15/16	B3/B	47,944
20	6.50%, 9/15/16	B3/B	17,630
150	6.50%, 12/15/18	B3/B	127,785
27	6.55%, 12/15/19	B3/B	22,967
14	6.60%, 5/15/18	B3/B	12,018
51	6.65%, 6/15/18	B3/B	44,165
60	6.70%, 6/15/18	B3/B	53,824
3	6.75%, 8/15/16	B3/B	2,679
13	6.75%, 6/15/17	B3/B	11,616
89	6.75%, 5/15/19	B3/B	77,053
10	6.75%, 6/15/19	B3/B	8,657
3	6.80%, 10/15/18	B3/B	2,607
30	6.85%, 5/15/18	B3/B	26,205
1,425	6.875%, 9/15/11	B3/B	1,448,846
1,625	6.875%, 8/28/12	B3/B	1,653,987
2	6.875%, 8/15/16	B3/B	1,801
5	6.875%, 7/15/18	B3/B	4,388
140	6.90%, 6/15/17	B3/B	125,750
32	6.90%, 8/15/18	B3/B	28,181
151	6.95%, 6/15/17	B3/B	136,691
25	7.00%, 12/15/16	B3/B	22,791
27	7.00%, 6/15/17	B3/B	24,512
130	7.00%, 7/15/17	B3/B	117,604
367	7.00%, 2/15/18	B3/B	326,565
155	7.00%, 8/15/18	B3/B	137,392
42	7.05%, 3/15/18	B3/B	37,357
39	7.05%, 4/15/18	B3/B	34,554
160	7.125%, 10/15/17	B3/B	145,397
75	7.20%, 10/15/17	B3/B	68,202
293	7.25%, 9/15/17	B3/B	269,453
10	7.25%, 4/15/18	B3/B	8,961
10	7.25%, 8/15/18	B3/B	8,997
141	7.25%, 9/15/18	B3/B	126,080
25	7.30%, 1/15/18	B3/B	22,715
231	7.35%, 4/15/18	B3/B	208,526
5,200	7.50%, 12/31/13	B3/B	5,343,000
50	7.50%, 6/15/16	B3/B	46,559
45	7.55%, 5/15/16	B3/B	42,040
47	7.75%, 10/15/17	B3/B	44,309
110	8.125%, 11/15/17	B3/B	105,615
110	9.00%, 7/15/20	B3/B	110,483
7,000	ILFC E-Capital Trust I,
	5.90%, 12/21/65, (converts to FRN on 12/21/10) (a)(b)(d)(k)
	(acquisition cost-$3,473,750; purchased 11/10/09)	B3/BB	5,355,000
	International Lease Finance Corp.,
650	4.75%, 1/13/12	B1/BB+	638,245
650	5.30%, 5/1/12	B1/BB+	634,267
650	5.35%, 3/1/12	B1/BB+	639,208
2,111	5.625%, 9/20/13	B1/BB+	1,961,634
4,100	5.75%, 6/15/11	B1/BB+	4,092,427
2,947	6.625%, 11/15/13	B1/BB+	2,802,659

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
	LBG Capital No.1 PLC,
€500	6.439%, 5/23/20	Ba3/BB-	$551,804
£4,800	7.867%, 12/17/19	Ba3/BB-	6,465,468
£500	7.869%, 8/25/20	Ba3/BB-	673,486
$2,500	7.875%, 11/1/20	Ba3/BB-	2,300,000
1,400	8.00%, 6/15/20 (a)(d)(g)(h)	NR/B+	1,218,113
£2,500	LBG Capital No.2 PLC, 11.25%, 9/14/23	Ba2/BB	3,998,824
$2,300	LBI Escrow Corp., 8.00%, 11/1/17 (a)(d)	Ba3/NR	2,389,125
1,500	Lehman Brothers Holdings, Inc., 7.50%, 5/11/38 (f)	WR/NR	5,625
7,400	MUFG Capital Finance 1 Ltd., 6.346%, 3/17/06 (h)	Ba1/BBB+	7,298,250
€1,100	MUFG Capital Finance 2 Ltd., 4.85%, 7/25/16 (h)	Ba1/BBB+	1,305,383
$1,629	NB Capital Trust II, 7.83%, 12/15/26	Baa3/BB	1,629,000
	Royal Bank of Scotland Group PLC (h),
20,000	6.99%, 10/5/17 (a)(d)	Ba3/C	14,800,000
3,700	7.64%, 9/29/17	B3/C	2,414,250
	SLM Corp.,
900	5.00%, 10/1/13	Ba1/BBB-	888,233
1,600	5.375%, 5/15/14	Ba1/BBB-	1,533,578
2,168	SMFG Preferred Capital USD 3 Ltd., 9.50%, 7/25/18 (a)(d)(h)	Ba1/BBB+	2,493,543
4,250	Wells Fargo & Co., 7.98%, 3/15/18 (h)	Ba1/A-	4,505,000
2,550	Wells Fargo Capital XIII, 7.70%, 3/26/13 (h)	Ba1/A-	2,664,750
			122,053,686

Healthcare & Hospitals—0.9%
3,300	HCA, Inc., 9.625%, 11/15/16, PIK	B2/BB-	3,597,000

Insurance—7.8%
	American International Group, Inc.,
1,600	0.371%, 3/20/12, FRN	A3/A-	1,540,130
5,900	0.414%, 10/18/11, FRN	A3/A-	5,687,570
5,000	4.95%, 3/20/12	A3/A-	5,099,100
6,400	5.45%, 5/18/17	A3/A-	5,900,909
700	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Ba2/BBB	611,625
4,400	8.25%, 8/15/18	A3/A-	4,701,466
£1,300	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	1,701,318
$800	AXA S.A., 6.463%, 12/14/18 (a)(d)(h)	Baa1/BBB	720,000
2,300	Hartford Financial Services Group, Inc.,
	8.125%, 6/15/68, (converts to FRN on 6/15/18)	Ba1/BB+	2,386,250
2,440	Progressive Corp., 6.70%, 6/15/67, (converts to FRN on 6/15/17) (j)	A2/A-	2,421,317
			30,769,685

Oil & Gas—0.2%
600	SandRidge Energy, Inc., 8.00%, 6/1/18 (a)(d)	B3/B+	592,500

Utilities—0.2%
390	Dominion Resources, Inc., 6.30%, 9/30/66, (converts to FRN on 9/30/11)	Baa3/BBB	373,547

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Utilities (continued)
$400	PPL Capital Funding, Inc., 6.70%, 3/30/67, (converts to FRN on 3/30/17)	Ba1/BB+	$366,490
			740,037
	Total Corporate Bonds & Notes (cost—$201,898,259)		223,527,865

MORTGAGE-BACKED SECURITIES—18.6%
	Banc of America Funding Corp., CMO,
2,996	4.454%, 2/20/36, FRN	NR/AAA	2,851,497
3,100	6.00%, 3/25/37	Caa1/CCC	2,181,472
1,400	Banc of America Mortgage Securities, Inc., 4.028%, 5/25/35, CMO, FRN	B3/NR	1,206,420
1,533	Bear Stearns Adjustable Rate Mortgage Trust,
	4.625%, 10/25/35, CMO, FRN	Ba1/BBB	1,397,825
	Chase Mortgage Finance Corp., CMO,
112	5.233%, 12/25/35, FRN	NR/CCC	105,603
2,045	5.425%, 3/25/37, FRN	B3/NR	1,770,657
1,200	6.00%, 7/25/37	NR/CCC	971,981
2,500	6.25%, 10/25/36	B1/CCC	1,982,619
	Citicorp Mortgage Securities, Inc., CMO,
745	5.50%, 4/25/37	Ba1/NR	663,417
1,500	6.00%, 6/25/36	Baa3/NR	1,320,064
	Countrywide Alternative Loan Trust, CMO,
4,565	6.00%, 5/25/36	Caa3/NR	2,898,799
3,538	6.129%, 4/25/36, VRN	Caa2/CCC	2,450,166
1,439	6.25%, 11/25/36	Caa2/NR	953,119
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
137	3.379%, 2/20/35, VRN	A3/AA-	124,537
2,213	5.50%, 10/25/35	Caa1/NR	1,887,055
2,015	5.75%, 3/25/37	NR/CCC	1,638,771
1,564	6.00%, 5/25/36	NR/CCC	1,310,921
468	6.00%, 4/25/37	NR/CCC	375,650
1,975	6.25%, 9/25/36	B3/NR	1,693,099
	Credit Suisse Mortgage Capital Certificates, CMO,
800	6.00%, 2/25/37	NR/CCC	626,111
900	6.422%, 2/15/41, VRN	NR/AA	880,836
	GSR Mortgage Loan Trust, CMO,
493	5.50%, 5/25/36	NR/B	416,974
4,634	6.00%, 2/25/36	NR/CCC	4,087,270
87	Harborview Mortgage Loan Trust, 4.626%, 7/19/35, CMO, VRN	Baa2/B	68,205
3,500	JPMorgan Chase Commercial Mortgage Securities Corp.,
	5.721%, 3/18/51, CMO, VRN (a)(d)(g)	Aa3/NR	2,759,091
	JPMorgan Mortgage Trust, CMO,
2,555	5.00%, 3/25/37	NR/CCC	2,055,909
1,000	5.686%, 1/25/37, VRN	Caa2/NR	822,428
1,000	Morgan Stanley Reremic Trust, 5.999%, 8/12/45, CMO, VRN (a)(d)	Aa2/NR	892,822
7,361	RBSCF Trust, 5.223%, 8/16/48, CMO, VRN (a)(d)(g)	NR/NR	6,727,330
	Residential Asset Securitization Trust, CMO,
1,500	5.75%, 2/25/36	Caa3/CC	1,031,522
1,600	6.00%, 7/25/37	NR/CCC	1,108,267
	Residential Funding Mortgage Securities I, CMO,
826	6.00%, 9/25/36	Caa1/CCC	719,849
1,200	6.00%, 1/25/37	Caa2/NR	948,171
8,876	6.00%, 6/25/37	NR/CC	7,178,354

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
	Suntrust Adjustable Rate Mortgage Loan Trust, CMO, FRN,
$5,041	5.692%, 4/25/37	NR/CCC	$4,238,298
674	5.826%, 2/25/37	NR/CCC	526,964
381	WaMu Mortgage Pass Through Certificates, 5.905%, 9/25/36, CMO, VRN	NR/CCC	320,331
	Wells Fargo Mortgage Backed Securities Trust, CMO,
437	5.223%, 4/25/36, VRN	NR/BB+	392,089
6,176	5.491%, 7/25/36, FRN	NR/CCC	5,109,749
664	5.508%, 7/25/36, FRN	NR/CCC	532,478
1,000	5.75%, 3/25/37	B3/NR	778,456
707	6.00%, 6/25/37	Caa1/NR	600,451
700	6.00%, 7/25/37	B1/BB	567,928
2,300	6.00%, 8/25/37	Caa1/NR	1,902,873
	Total Mortgage-Backed Securities (cost—$70,133,303)		73,076,428

SENIOR LOANS (a)(c)—1.6%
Consumer Products—0.2%
1,000	National Mentor, Inc., 2.54%, 6/29/12 (b)(k)
	(acquisition cost-$995,688; purchased 9/26/06)		923,333

Financial Services—0.6%
	CIT Group, Inc.,
700	9.50%, 1/20/12, Term 2A		717,062
175	13.00%, 1/18/12, Term 1B (e)		179,266
525	13.00%, 1/18/12, Term 2B (e)		519,754
1,120	13.00%, 1/20/12, Term 1B		1,147,300
			2,563,382

Multi-Media—0.8%
	Seven Media Group, Term T1,
AUD 660	5.73%, 12/28/12		575,417
AUD 2,766	7.04%, 2/7/13		2,411,411
			2,986,828

Printing/Publishing—0.0%
$41	American Media, Inc., 10.00%, 1/30/13 (b)(k)
	(acquisition cost-$41,388; purchased 4/30/10)		40,198
	Total Senior Loans (cost—$6,361,670)		6,513,741

ASSET-BACKED SECURITIES—1.2%
1,740	Asset Backed Funding Certificates, 0.483%, 5/25/37, FRN (a)(d)	Ba1/B-	1,518,446
1,295	MASTR Asset Backed Securities Trust, 5.233%, 11/25/35	A1/BBB	1,203,883
2,992	Popular ABS Mortgage Pass-Through Trust, 0.543%, 7/25/35, FRN	Aaa/AAA	2,054,023
	Total Asset-Backed Securities (cost—$4,336,734)		4,776,352

Shares
CONVERTIBLE PREFERRED STOCK—0.7%
Financial Services—0.7%
2,700	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (h) (cost—$1,869,885)	Ba1/A-	2,662,200

		Credit Rating
Shares		(Moody’s/S&P)	Value*
PREFERRED STOCK—0.6%
Banking—0.1%
5,000	CoBank Acb, 11.00%, Ser. C (a)(b)(d)(k)
	(acquisition cost-$267,500; purchased 2/26/10)	NR/A	$268,281

Real Estate Investment Trust—0.5%
1,800	Sovereign Real Estate Investment Trust, 12.00% (a)(d)	Baa3/BBB+	1,966,500
	Total Preferred Stock (cost—$2,216,000)		2,234,781

Principal
Amount
(000s)
SHORT-TERM INVESTMENTS—20.5%
Corporate Notes—7.2%
Financial Services—3.9%
$900	American General Finance Corp., 4.875%, 5/15/10	B2/B	899,780
2,600	GMAC, Inc., 7.25%, 3/2/11	B3/B	2,652,416
	International Lease Finance Corp.,
2,000	0.472%, 5/24/10, FRN	B1/BB+	1,999,992
1,350	4.875%, 9/1/10	B1/BB+	1,350,087
650	5.125%, 11/1/10	B1/BB+	650,872
650	5.45%, 3/24/11	B1/BB+	648,753
7,150	5.625%, 9/15/10	B1/BB+	7,142,807
			15,344,707

Insurance—3.3%
	American International Group, Inc.,
10,000	0.358%, 9/27/10, FRN	A3/NR	9,786,769
1,500	4.70%, 10/1/10	A3/A-	1,508,924
	Residential Reinsurance Ltd., FRN (a)(b)(d)(k),
1,300	7.502%, 6/7/10
	(acquisition cost-$1,300,000; purchased 5/16/07)	NR/BB	1,304,615
500	8.002%, 6/7/10
	(acquisition cost-$500,000; purchased 5/16/07)	NR/BB-	502,175
			13,102,483
	Total Corporate Notes (cost—$26,749,151)		28,447,190

U.S. Government Agency Securities—6.1%
24,000	Federal Home Loan Bank Discount Notes, 0.158%, 5/19/10 (cost—$23,998,507)	Aaa/AAA	23,998,507

U.S. Treasury Bills (i)—0.4%
1,543	0.133%-0.147%, 5/6/10-6/3/10 (cost—$1,542,897)		1,542,897

Principal
Amount
(000s)		Value*
Repurchase Agreements—6.8%
$24,800	Barclays Capital, Inc., dated 4/30/10, 0.20%, due 5/3/10, proceeds $24,800,413; collateralized by U.S. Treasury Notes, 2.75%, due 2/15/19, valued at $25,295,080 including accrued interest	$24,800,000
1,985	State Street Bank & Trust Co., dated 4/30/10, 0.01%, due 5/3/10, proceeds $1,985,002; collateralized by U.S. Treasury Bills, zero coupon, due 5/6/10, valued at $2,025,000	1,985,000
	Total Repurchase Agreements (cost—$26,785,000)	26,785,000
	Total Short-Term Investments (cost—$79,075,555)	80,773,594

	Total Investments (cost—$365,891,406)—100.0%	$393,564,961

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $72,774,937, representing 18.5% of total investments.

(b)	Illiquid.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2010.

(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Delayed-delivery. To be delivered after April 30, 2010.

(f)	In default.

(g)	Fair-Valued—Securities with an aggregate value of $10,704,534, representing 2.7% of total investments.

(h)	Perpetual maturity. Maturity date shown is the first call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.

(i)	All or partial amount segregated as collateral for swaps.

(j)	All or partial amount segregated as collateral for reverse repurchase agreements.

(k)	Restricted. The aggregate acquisition cost of such securities is $8,803,326 and the aggregate market value is $10,729,281, representing 2.7% of total investments.

Glossary:

AUD—Australian Dollar

£—British Pound

CMO—Collateralized Mortgage Obligation

€—Euro

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on April 30, 2010.

LIBOR—London Inter-Bank Offered Rate

NR—Not Rated

PIK—Payment-in-Kind

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on April 30, 2010.

WR—Withdrawn Rating

Other Investments:

(A) Credit default swap agreements:

Sell protection swap agreements outstanding at April 30, 2010 (1):

	Notional Amount					Upfront
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000s) (3)	Spread (2)	Date	Received	Value (4)	Received	Appreciation
Citigroup:
Chrysler Financial	$1,000	2.60%	6/20/13	5.00%	$68,322	$(120,000)	$188,322
SLM	3,300	3.77%	12/20/13	5.00%	151,931	(406,250)	558,181
Deutsche Bank:
SLM	2,550	3.77%	12/20/13	5.00%	117,400	(357,000)	474,400
Goldman Sachs:
HCA	1,500	2.42%	9/20/13	3.00%	31,427	—	31,427
Merrill Lynch:
SLM	675	3.77%	12/20/13	5.00%	31,077	(94,500)	125,577
					$400,157	$(977,750)	$1,377,907

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at April 30, 2010 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(B)  Forward foreign currency contracts outstanding at April 30, 2010:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	April 30, 2010	(Depreciation)
Purchased:
4,105,140 Brazilian Real settling 6/2/10	Royal Bank of Scotland	$2,280,000	$2,357,930	$77,930
1,202,000 British Pound settling 6/24/10	Royal Bank of Scotland	1,837,834	1,839,458	1,624
623,000 Canadian Dollar settling 5/4/10	Deutsche Bank	617,129	615,098	(2,031)
623,000 Canadian Dollar settling 7/7/10	UBS	619,417	615,055	(4,362)
7,095,112 Chinese Yuan Renminbi settling 1/10/11	JPMorgan Chase	1,057,000	1,063,990	6,990
730,000 Euro settling 5/24/10	Citigroup	983,068	970,701	(12,367)
699,210,000 South Korean Won settling 11/12/10	HSBC Bank	612,000	627,944	15,944
Sold:
2,115,813 Australian Dollar settling 5/28/10	JPMorgan Chase	1,922,216	1,964,177	(41,961)
1,001,000 British Pound settling 6/24/10	Barclays Bank	1,513,817	1,531,861	(18,044)
739,000 British Pound settling 6/24/10	BNP Paribas	1,094,554	1,130,915	(36,361)
88,000 British Pound settling 6/24/10	Citigroup	131,022	134,669	(3,647)
16,528,000 British Pound settling 6/24/10	Royal Bank of Scotland	24,887,879	25,293,308	(405,429)
623,000 Canadian Dollar settling 5/4/10	UBS	619,469	615,098	4,371
5,578,000 Euro settling 7/26/10	Credit Suisse First Boston	7,475,273	7,418,105	57,168
39,500,000 Japanese Yen settling 5/17/10	Goldman Sachs	424,464	420,206	4,258
10,000 Swiss Franc settling 5/10/10	Deutsche Bank	9,466	9,277	189
				$(355,728)

The Fund received $360,000 in cash as collateral for derivative contracts. Cash collateral received may be invested in accordance with the Fund’s investment strategy.

(C) Open reverse repurchase agreements at April 30, 2010:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.41%	4/22/10	5/21/10	$690,855	$690,769
Credit Suisse First Boston	0.35%	4/22/10	5/21/10	665,071	665,000
					$1,355,769

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended April 30, 2010 was $17,009,482 at a weighted average interest rate of 0.62%.  The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreement) for open reverse repurchase agreements at April 30, 2010 was $1,402,408.

The Fund received $93,347 in principal value of U.S. government securities as collateral for reverse repurchase agreements outstanding. Collateral received as securities cannot be pledged.

(D) At April 30, 2010, the Fund had the following unfunded loan commitment which could be extended at the option of the borrower:

Principal
Borrower	Amount
Eastman Kodak	$512,500

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                  Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended April 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at April 30, 2010 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	4/30/10
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	$8,905,622	$17,023,470	$25,929,092
Banking	$5,654,000	34,191,865	—	39,845,865
Financial Services	23,403,633	97,431,940	1,218,113	122,053,686
All Other	—	35,699,222	—	35,699,222
Mortgaged-Backed Securities	2,898,799	60,691,208	9,486,421	73,076,428
Senior Loans	—	6,513,741	—	6,513,741
Asset-Backed Securities	—	4,776,352	—	4,776,352
Convertible Preferred Stock	2,662,200	—	—	2,662,200
Preferred Stock	—	2,234,781	—	2,234,781
Short-Term Investments	—	80,773,594	—	80,773,594
Total Investments in Securities - Assets	$34,618,632	$331,218,325	$27,728,004	$393,564,961

Other Financial Instruments* - Assets
Credit Contracts	—	$1,377,907	—	$1,377,907
Foreign Exchange Contracts	—	168,474	—	168,474
Total Other Financial Instruments - Assets	—	$1,546,381	—	$1,546,381

Other Financial Instruments* - Liabilities
Foreign Exchange Contracts	—	$(524,202)	—	$(524,202)

Total Investments	$34,618,632	$332,240,504	$27,728,004	$394,587,140

There were no significant transfers into and out of Levels 1 and 2 during the nine months ended April 30, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended April 30, 2010, was as follows:

					Net Change
	Beginning	Net	Accrued		in Unrealized
	Balance	Purchases(Sales)	Discounts	Net Realized	Appreciation/	Transfers into	Transfers out	Ending Balance
	7/31/09	and Settlements	(Premiums)	Gain(Loss)	Depreciation	Level 3	of Level 3**	4/30/10
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	$17,158,503	—	—	$(135,033)	—	—	$17,023,470
Financial Services	—	1,174,250	$98	—	43,765	—	—	1,218,113
Insurance	$6,810,437	—	1,718,003	—	1,258,329	—	$(9,786,769)	—
Mortgaged-Backed Securities	—	8,980,288	1,385	—	504,748	—	—	9,486,421
Preferred Stock	1,191,803	(2,700,000)	—	$(368,307)	1,876,504	—	—	—
Short-Term Investments	1,727,600	—	—	—	79,190	—	(1,806,790)	—
Total Investments in Securities - Assets	$9,729,840	$24,613,041	$1,719,486	$(368,307)	$3,627,503	—	$(11,593,559)	$27,728,004

Other Financial Instruments* - Assets
Credit Contracts	$69,735	—	—	—	$118,587	—	$(188,322)	—

Total Investments	$9,799,575	$24,613,041	$1,719,486	$(368,307)	$3,746,090	—	$(11,781,881)	$27,728,004

*Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

** Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at April 30, 2010 was $413,480.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Income Strategy Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 25, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 25, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 25, 2010